CONTINGENCIES	6 Months Ended
Jun. 30, 2025
Contingent liabilities [Abstract]
Contingencies	Contingencies
Certain conditions may exist as of the date the financial statements are issued that may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The impact of any resulting loss from such matters affecting these financial statements and noted below may be material.
Except as noted below, no material changes have occurred with respect to the matters disclosed in Note 35 “Contingencies” to the 2024 Annual Financial Statements, and no new contingencies have occurred that are material to the Company since the issuance of the 2024 Annual Financial Statements.
The description set out below should be read in conjunction with Note 35 “Contingencies” to the 2024 Annual Financial Statements.

Litigation and Claims Update
Pascua-Lama — Proposed Canadian Securities Class Actions
In the Quebec proceeding, Barrick filed its Statement of Defence on February 12, 2025. No trial date has been set as of this time. In the Ontario proceeding, a hearing on the Plaintiffs’ motion for class certification has been scheduled for January 2026.

Legacy Philippines Matters
On April 4, 2025, Barrick and the Provincial Government of Marinduque (the “PGM”) signed agreements to settle, without admission of liability by Barrick, all proceedings and claims related to alleged environmental issues associated with the Marcopper mine in the Province of Marinduque, Philippines. The settlement is subject to various conditions precedent, including the approval of the Court of Appeals of the Republic of the Philippines and the issuance of certain confirmations by the Department of Environment and Natural Resources, the Philippines agency in charge of mining and the environment. Once all conditions are satisfied, Barrick will pay a settlement amount of $100 million to the PGM over a period of three years. This amount was recorded as part of Other Expense in Q1 2025.

Loulo-Gounkoto Mining Conventions Dispute
On January 2, 2025, an interim attachment order was issued by the Senior Investigating Judges of the Pôle National Économique et Financier (“Pôle Économique”) against the existing gold stock on the site of the Loulo- Gounkoto mining complex, which was executed on January 11, 2025, when the gold was removed from the site to a custodial bank. On January 14, 2025, due to the restrictions imposed by the Government of Mali on gold shipments, the Company temporarily suspended operations at the Loulo- Gounkoto complex.

On April 11, 2025, Somilo and Gounkoto received a notice from the Malian Tax Administration stating that if certain outstanding taxes were not paid, the Administration would close the companies’ administrative office in Bamako. Somilo and Gounkoto responded to the Tax Administrator to explain that the companies are unable to make timely payment of those taxes due to the restrictions imposed by the Government of Mali on exporting gold. On April 15, 2025, the authorities closed the Bamako offices.

On April 17, 2025, Somilo and Gounkoto received a notice from the Government of Mali alleging that the companies’ decision to temporarily suspend operations at the Loulo- Gounkoto complex was prejudicial to the Government’s interest in the complex and further stating that unless the mines resumed operations by April 20, 2025, the Minister would seek to have a judicial administrator appointed. Somilo and Gounkoto responded to the Minister to clarify that they could only resume mining operations when the restrictions imposed by the Government of Mali on exporting gold had been lifted.

On June 16, 2025, the Bamako Commercial Tribunal placed Somilo and Gounkoto under a temporary provisional administration and appointed a Provisional Administrator. On June 17 2025, Somilo and Gounkoto filed an appeal against this decision.

Following the appointment of the Provisional Administrator, on June 23, 2025, the authorities lifted the closure order over the Bamako offices. This was immediately followed by the Provisional Administrator taking over day-to-day management of the operations of the Loulo-Gounkoto complex.

The ICSID arbitration process initiated on December 18, 2024 is ongoing and the Tribunal is now fully constituted. On July 21, 2025, the Tribunal held its first session as well as a hearing on the request filed by Somilo and Gounkoto for provisional measures to prevent further escalation and to safeguard their rights under the Mining Conventions during the pendency of the arbitration. The Tribunal has not yet issued a decision on the provisional measures application.

Barrick remains committed to engage with the Government of Mali in parallel to resolve the dispute.

Abuse of Criminal Proceedings
On March 3, 2025, the Investigating Judge at the Pôle Économique denied a second application seeking the release of the four detained employees. The employees’ appeal of that decision was denied on July 22, 2025, and the employees remain imprisoned unjustifiably.

The Company continues to vigorously defend its rights, as well as those of its Malian subsidiaries and the affected employees, in connection with these proceedings.

North Mara — Ontario Litigation
On November 26, 2024, the court granted Barrick’s motion to dismiss both actions on the grounds that the Ontario Superior Court of Justice lacks jurisdiction and that Tanzania is a more appropriate forum in which to litigate this matter. On December 27, 2024, the plaintiffs’ appealed this decision to the Ontario Court of Appeal. The hearing of this appeal has been scheduled for November 27, 2025.

Pueblo Viejo - Amparo Actions
In May 2025, two constitutional actions were filed in an administrative court in the Dominican Republic against Pueblo Viejo Dominicana Jersey 2 Limited (“PV”), the joint venture company that operates the Pueblo Viejo mine, and the Dominican Ministry of Environment and Natural Resources. The actions, which are styled as “amparo” remedies, were brought by local individuals and environmental non-governmental organizations seeking to suspend construction of Pueblo Viejo’s new Naranjo tailings storage facility and revoke the underlying environmental license for such facility on the basis of alleged environmental and human rights concerns.

A hearing for one of the two amparo actions has been scheduled for September 2, 2025. The court has not yet scheduled a hearing for the other action.
The Company believes that there is no merit to these actions and intends to defend its position vigorously. No amounts have been recorded for any potential liability arising from these actions as the Company cannot reasonably predict the outcome